Schedule of Investments
September 30, 2021 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 34.0%

Communication Services - 4.2%
Activision Blizzard Inc	1,665	128,854
Alphabet Inc - Class C (2)	135	359,817
Alphabet Inc - Class A (2)	101	270,026
AMC Entertainment Holdings Inc (2)	180	6,851
AT&T Inc	6,411	173,161
Cars.com Inc (2)	34	430
DHI Group Inc (2)	306	1,457
Electronic Arts Inc	163	23,187
Entravision Communications Corp	96	682
Facebook Inc (2)	1,119	379,777
Fluent Inc (2)	188	427
Gogo Inc (2)	6	104
Gray Television Inc	223	5,089
IDT Corp (2)	41	1,720
IMAX Corp (2)	49	930
Interpublic Group of Cos Inc/The	1,593	58,415
John Wiley & Sons Inc	36	1,880
Liberty TripAdvisor Holdings Inc (2)	262	810
Lions Gate Entertainment Corp (2)	201	2,852
Meredith Corp (2)	32	1,782
Netflix Inc (2)	142	86,668
News Corp	293	6,894
Pinterest Inc (2)	179	9,120
Roku Inc (2)	71	22,248
Sinclair Broadcast Group Inc	82	2,598
TEGNA Inc	180	3,550
Telephone and Data Systems Inc	119	2,321
Twitter Inc (2)	282	17,030
Verizon Communications Inc	3,385	182,824
World Wrestling Entertainment Inc	71	3,994
Yelp Inc (2)	42	1,564
Ziff Davis Inc (2)	578	78,966

		1,836,028

Consumer Discretionary - 3.4%
Abercrombie & Fitch Co (2)	59	2,220
Adient PLC (2)	52	2,155
Amazon.com Inc (2)	124	407,345
American Axle & Manufacturing Holdings Inc (2)	119	1,048
American Eagle Outfitters Inc	80	2,064
Aptiv PLC (2)	24	3,575
Aramark	112	3,680
Bath & Body Works Inc	73	4,601
Bed Bath & Beyond Inc (2)	25	432
Best Buy Co Inc	1,037	109,621
Big 5 Sporting Goods Corp	18	415
Big Lots Inc	83	3,599
Biglari Holdings Inc (2)	9	1,546
Boyd Gaming Corp (2)	124	7,844
Brinker International Inc (2)	57	2,796
Buckle Inc/The	13	515
Caleres Inc	50	1,111
Capri Holdings Ltd (2)	128	6,196
Chico's FAS Inc (2)	21	94
Conn's Inc (2)	10	228
Container Store Group Inc/The (2)	1	10
Crocs Inc (2)	230	33,000
Dana Inc	79	1,757
Darden Restaurants Inc	145	21,963
Dave & Buster's Entertainment Inc (2)	61	2,338
Del Taco Restaurants Inc	36	314
Designer Brands Inc (2)	22	306
Dick's Sporting Goods Inc	52	6,228
Dillard's Inc	3	518

Domino's Pizza Inc	23	10,970
eBay Inc	186	12,959
Ethan Allen Interiors Inc	10	237
Everi Holdings Inc (2)	88	2,128
Fiesta Restaurant Group Inc (2)	4	44
Flexsteel Industries Inc	1	31
Foot Locker Inc	223	10,182
Ford Motor Co (2)	1,534	21,721
Fossil Group Inc (2)	23	273
Frank's International NV (2)	156	459
GameStop Corp (2)	23	4,036
Gap Inc/The	133	3,019
General Motors Co (2)	842	44,382
Genius Brands International Inc (2)	52	71
G-III Apparel Group Ltd (2)	30	849
Goodyear Tire & Rubber Co/The (2)	108	1,912
Greenlane Holdings Inc (2)	110	261
Group 1 Automotive Inc	11	2,067
Hibbett Inc	34	2,405
Home Depot Inc/The	554	181,856
Houghton Mifflin Harcourt Co (2)	52	698
International Game Technology PLC (2)	238	6,264
Kohl's Corp	128	6,028
Kontoor Brands Inc	12	599
Lands' End Inc (2)	38	895
Lear Corp	33	5,164
Lennar Corp	369	34,568
Liquidity Services Inc (2)	17	367
Lovesac Co/The (2)	6	397
Lululemon Athletica Inc (2)	8	3,238
M/I Homes Inc (2)	19	1,098
Macy's Inc	117	2,644
MGM Resorts International	158	6,818
Modine Manufacturing Co (2)	77	872
Mohawk Industries Inc (2)	55	9,757
ODP Corp/The (2)	13	522
OneWater Marine Inc	144	5,790
Overstock.com Inc (2)	2	156
Papa John's International Inc	17	2,159
Qurate Retail Inc	315	3,210
RCI Hospitality Holdings Inc	18	1,233
Red Robin Gourmet Burgers Inc (2)	70	1,614
Red Rock Resorts Inc (2)	128	6,556
Rent-A-Center Inc/TX	280	15,739
Scientific Games Corp (2)	88	7,310
Shoe Carnival Inc	16	519
Shutterstock Inc	22	2,493
Signet Jewelers Ltd	31	2,448
Smith & Wesson Brands Inc	102	2,118
Sonos Inc (2)	129	4,174
Starbucks Corp	820	90,454
Tapestry Inc	263	9,736
Target Corp	224	51,244
Tempur Sealy International Inc	19	882
Tenneco Inc (2)	148	2,112
Tesla Inc (2)	275	213,257
Texas Roadhouse Inc	104	9,498
Thor Industries Inc	156	19,151
Town Sports International Holdings Inc (2)	378	4
Tupperware Brands Corp (2)	22	465
Urban Outfitters Inc (2)	9	267
Vera Bradley Inc (2)	167	1,571
Vista Outdoor Inc (2)	13	524
Waitr Holdings Inc (2)	169	150
XPEL Inc (2)	20	1,517
Yum! Brands Inc	328	40,118

		1,503,779

Consumer Staples - 0.7%
Albertsons Cos Inc	124	3,860
Bunge Ltd	1,446	117,589
Celsius Holdings Inc (2)	4	360
Darling Ingredients Inc (2)	250	17,975
Hershey Co/The	700	118,475
Ingles Markets Inc	19	1,255
Kroger Co/The	19	768

PepsiCo Inc	151	22,712
Performance Food Group Co (2)	4	186
Spectrum Brands Holdings Inc	23	2,200
Tyson Foods Inc	45	3,552
United Natural Foods Inc (2)	33	1,598
Walgreens Boots Alliance Inc	170	7,999
Walmart Inc	23	3,206

		301,735

Energy - 0.9%
Alto Ingredients Inc (2)	7	35
Amplify Energy Corp (2)	85	452
Antero Resources Corp (2)	141	2,652
APA Corp	302	6,472
Ardmore Shipping Corp	46	191
Berry Corp	68	490
Bristow Group Inc (2)	22	700
Cactus Inc	10	377
Centennial Resource Development Inc/DE (2)	88	590
ChampionX Corp (2)	146	3,265
Cimarex Energy Co	24	2,093
ConocoPhillips	565	38,290
CONSOL Energy Inc (2)	34	885
Contango Oil & Gas Co (2)	1	5
Continental Resources Inc/OK	4	185
Delek US Holdings Inc	55	988
Devon Energy Corp	457	16,228
DHT Holdings Inc	136	888
Diamondback Energy Inc	102	9,656
Dorian LPG Ltd	43	534
EOG Resources Inc	231	18,542
Exxon Mobil Corp	3,324	195,518
Goodrich Petroleum Corp (2)	6	142
Hess Corp	62	4,843
Laredo Petroleum Inc (2)	19	1,540
Magnolia Oil & Gas Corp	58	1,032
Marathon Oil Corp	17	232
NextDecade Corp (2)	57	158
Nine Energy Service Inc (2)	184	337
Northern Oil and Gas Inc (2)	17	364
Occidental Petroleum Corp	532	15,737
Oceaneering International Inc (2)	37	493
Ovintiv Inc	262	8,615
PDC Energy Inc	32	1,516
Peabody Energy Corp (2)	73	1,080
Pioneer Natural Resources Co	77	12,821
Range Resources Corp (2)	60	1,358
Schlumberger NV	754	22,349
Scorpio Tankers Inc	44	816
SM Energy Co	106	2,796
Southwestern Energy Co (2)	495	2,742
Talos Energy Inc (2)	56	771
Teekay Corp (2)	121	443
Transocean Ltd (2)	140	531
Uranium Energy Corp (2)	163	497
W&T Offshore Inc (2)	32	119
Westmoreland Coal Co (2)(6)	539	0
Whiting Petroleum Corp (2)	17	993

		381,361

Financials - 4.1%
Affiliated Managers Group Inc	72	10,878
Aflac Inc	217	11,312
Allstate Corp/The	103	13,113
Ally Financial Inc	542	27,669
American Financial Group Inc/OH	68	8,556
American International Group Inc	2,311	126,851
Ameris Bancorp	144	7,471
Arbor Realty Trust Inc	43	797
Athene Holding Ltd (2)	1,209	83,264
Bank of America Corp	1,710	72,590
Bank of New York Mellon Corp/The	648	33,592
Bank OZK	110	4,728
Berkshire Hathaway Inc (2)	957	261,204
BGC Partners Inc	99	516

Blackstone Inc	1,188	138,212
Brighthouse Financial Inc (2)	244	11,036
Capital One Financial Corp	198	32,070
Charles Schwab Corp/The	385	28,043
Chimera Investment Corp	849	12,608
Cincinnati Financial Corp	111	12,678
Citigroup Inc	761	53,407
Citizens Financial Group Inc	294	13,812
Curo Group Holdings Corp	52	901
Customers Bancorp Inc (2)	24	1,032
East West Bancorp Inc	70	5,428
Elevate Credit Inc (2)	87	359
Ellington Financial Inc	489	8,944
Evercore Inc	160	21,387
Fifth Third Bancorp	770	32,679
First American Financial Corp	584	39,157
First Financial Bankshares Inc	146	6,709
First Horizon Corp	985	16,046
FNB Corp/PA	275	3,196
Goldman Sachs Group Inc/The	1	378
Granite Point Mortgage Trust Inc	20	263
Great Western Bancorp Inc	23	753
Hancock Whitney Corp	72	3,393
Hartford Financial Services Group Inc/The	189	13,277
Hilltop Holdings Inc	185	6,044
Invesco Ltd	211	5,087
Janus Henderson Group PLC	126	5,208
JPMorgan Chase & Co	448	73,333
LendingClub Corp (2)	50	1,412
Medley Management Inc (2)(6)	21	0
Meta Financial Group Inc	52	2,729
MetLife Inc	10	617
Moelis & Co	166	10,270
Morgan Stanley	676	65,782
MSCI Inc	43	26,159
NewStar Financial Contingent Value Rights (2)(6)(8)	34	0
Northrim BanCorp Inc	125	5,314
OneMain Holdings Inc	67	3,707
Oppenheimer Holdings Inc	61	2,763
PacWest Bancorp	193	8,747
Piper Sandler Cos	93	12,877
PNC Financial Services Group Inc/The	145	28,368
Popular Inc	53	4,117
Pzena Investment Management Inc	268	2,637
RBB Bancorp	42	1,059
Redwood Trust Inc	27	348
Regions Financial Corp	631	13,447
Sandy Spring Bancorp Inc	120	5,498
Siebert Financial Corp (2)	14	47
Signature Bank/New York NY	10	2,723
Silvercrest Asset Management Group Inc	40	623
SLM Corp	356	6,266
StepStone Group Inc	61	2,601
Stewart Information Services Corp	407	25,747
StoneX Group Inc (2)	4	264
SVB Financial Group (2)	22	14,231
Synchrony Financial	2,423	118,436
Synovus Financial Corp	217	9,524
T Rowe Price Group Inc	105	20,654
Tiptree Inc	16	160
Truist Financial Corp	508	29,794
Umpqua Holdings Corp	522	10,571
US Bancorp	1,036	61,580
Valley National Bancorp	84	1,118
Virtus Investment Partners Inc	6	1,862
Walker & Dunlop Inc	62	7,037
Wells Fargo & Co	1,306	60,611
Western Alliance Bancorp	56	6,094
Wins Finance Holdings Inc (2)	37	59
Zions Bancorp NA	70	4,332

		1,788,166

Healthcare - 6.3%
AbbVie Inc	1,551	167,306
Abeona Therapeutics Inc (2)	95	106
AcelRx Pharmaceuticals Inc (2)	50	51

Aclaris Therapeutics Inc (2)	58	1,044
ADMA Biologics Inc (2)	28	32
Affimed NV (2)	134	828
AgeX Therapeutics Inc (2)	13	12
Agilent Technologies Inc	723	113,894
Agios Pharmaceuticals Inc (2)	23	1,061
Alector Inc (2)	32	730
Align Technology Inc (2)	36	23,955
Alkermes PLC (2)	91	2,806
Allakos Inc (2)	2	212
Alnylam Pharmaceuticals Inc (2)	70	13,217
Amedisys Inc (2)	5	746
Amgen Inc	587	124,826
Amicus Therapeutics Inc (2)	26	248
Amneal Pharmaceuticals Inc (2)	233	1,244
Anavex Life Sciences Corp (2)	19	341
ANI Pharmaceuticals Inc (2)	15	492
Anthem Inc	60	22,368
Apellis Pharmaceuticals Inc (2)	34	1,121
Apollo Medical Holdings Inc (2)	5	455
Arbutus Biopharma Corp (2)	268	1,150
Arcutis Biotherapeutics Inc (2)	37	884
Arrowhead Pharmaceuticals Inc (2)	46	2,872
Assertio Holdings Inc (2)	132	120
Avalo Therapeutics Inc (2)	260	567
Baxter International Inc	117	9,410
Beam Therapeutics Inc (2)	27	2,349
Beyondspring Inc (2)	42	662
BioDelivery Sciences International Inc (2)	595	2,148
Biogen Inc (2)	410	116,026
Bio-Rad Laboratories Inc (2)	22	16,411
Bio-Techne Corp	24	11,630
Blueprint Medicines Corp (2)	35	3,598
Bridgebio Pharma Inc (2)	24	1,125
Bristol-Myers Squibb Co	2,400	142,008
Calyxt Inc (2)	64	216
CareDx Inc (2)	67	4,246
CASI Pharmaceuticals Inc (2)	17	20
Cassava Sciences Inc (2)	48	2,980
Catalent Inc (2)	72	9,581
Catalyst Pharmaceuticals Inc (2)	308	1,632
cbdMD Inc (2)	7	15
Centogene NV (2)	74	815
Cerner Corp	513	36,177
Chimerix Inc (2)	32	198
Coherus Biosciences Inc (2)	2	32
Community Health Systems Inc (2)	71	831
Computer Programs and Systems Inc (2)	34	1,206
Conformis Inc (2)	10	13
Cortexyme Inc (2)	10	917
CVS Health Corp	1,029	87,321
Danaher Corp	480	146,131
Denali Therapeutics Inc (2)	52	2,623
DENTSPLY SIRONA Inc	328	19,040
Dicerna Pharmaceuticals Inc (2)	67	1,351
Dynavax Technologies Corp (2)	72	1,383
Editas Medicine Inc (2)	45	1,849
Elanco Animal Health Inc Contingent Value Rights (2)(6)(8)	99	0

Eli Lilly & Co	351	81,099
Eloxx Pharmaceuticals Inc (2)	272	443
Endo International PLC (2)	139	450
Evelo Biosciences Inc (2)	119	838
Exact Sciences Corp (2)	77	7,350
Exelixis Inc (2)	180	3,805
Fate Therapeutics Inc (2)	37	2,193
Fulgent Genetics Inc (2)	1	90
Galectin Therapeutics Inc (2)	63	244
Genprex Inc (2)	180	482
Gilead Sciences Inc	1,261	88,081
HCA Healthcare Inc	124	30,097
Horizon Therapeutics Plc (2)	525	57,509
ICU Medical Inc (2)	8	1,867
IDEXX Laboratories Inc (2)	9	5,597
IGM Biosciences Inc (2)	3	197
Illumina Inc (2)	27	10,951
Incyte Corp (2)	411	28,269
Inogen Inc (2)	21	905
Inotiv Inc (2)	36	1,053
Intellia Therapeutics Inc (2)	26	3,488
Johnson & Johnson	1,552	250,648
Jounce Therapeutics Inc (2)	56	416
Kezar Life Sciences Inc (2)	90	778
La Jolla Pharmaceutical Co (2)	56	223
Ligand Pharmaceuticals Inc (2)	3	418
Mallinckrodt PLC (2)	22	4
MannKind Corp (2)	298	1,296
Marinus Pharmaceuticals Inc (2)	26	296
McKesson Corp	123	24,524
MEDNAX Inc (2)	17	483
Medtronic PLC	1,201	150,545
Merck & Co Inc	2,304	173,053
Mind Medicine MindMed Inc (2)	21	49
Mirati Therapeutics Inc (2)	31	5,484
Moderna Inc (2)	137	52,726
Myriad Genetics Inc (2)	47	1,518
Natera Inc (2)	48	5,349
Novavax Inc (2)	29	6,012
Ocugen Inc (2)	59	424
Oncocyte Corp (2)	95	338
Organogenesis Holdings Inc (2)	12	171
Organon & Co	176	5,771
Owens & Minor Inc	10	313
Palatin Technologies Inc (2)	689	305
PerkinElmer Inc	85	14,730
Perrigo Co PLC	540	25,558
Pfizer Inc	3,860	166,019
PolarityTE Inc (2)	3	2
Portage Biotech Inc (2)	8	163
Precigen Inc (2)	84	419
Prothena Corp PLC (2)	23	1,638
PTC Therapeutics Inc (2)	1	37
Puma Biotechnology Inc (2)	137	960
Quest Diagnostics Inc	49	7,120
Regeneron Pharmaceuticals Inc (2)	221	133,745
REGENXBIO Inc (2)	23	964
ResMed Inc	31	8,170
Rocket Pharmaceuticals Inc (2)	53	1,584
Royalty Pharma PLC	327	11,818
Sage Therapeutics Inc (2)	62	2,747

Seagen Inc (2)	58	9,848
Seres Therapeutics Inc (2)	29	202
Sesen Bio Inc (2)	240	190
Sorrento Therapeutics Inc (2)	165	1,259
SpringWorks Therapeutics Inc (2)	16	1,015
STAAR Surgical Co (2)	36	4,627
Stoke Therapeutics Inc (2)	22	560
Stryker Corp	61	16,087
Sutro Biopharma Inc (2)	46	869
Thermo Fisher Scientific Inc	248	141,690
Turning Point Therapeutics Inc (2)	4	266
Twist Bioscience Corp (2)	39	4,172
Tyme Technologies Inc (2)	70	72
Ultragenyx Pharmaceutical Inc (2)	38	3,427
United Therapeutics Corp (2)	70	12,921
UnitedHealth Group Inc	3	1,172
Vanda Pharmaceuticals Inc (2)	54	926
Veeva Systems Inc (2)	44	12,679
Veracyte Inc (2)	3	139
Vertex Pharmaceuticals Inc (2)	90	16,325
Viatris Inc	1,031	13,970
Zentalis Pharmaceuticals Inc (2)	25	1,666
ZIOPHARM Oncology Inc (2)	104	189
Zoetis Inc	264	51,253

		2,783,982

Industrials - 2.5%
3M Co	397	69,642
ABM Industries Inc	110	4,951
Acuity Brands Inc	57	9,882
AGCO Corp	127	15,561
Altra Industrial Motion Corp	18	996
ArcBest Corp	27	2,208
Atkore Inc (2)	46	3,998
Atlas Air Worldwide Holdings Inc (2)	41	3,349
Avis Budget Group Inc (2)	26	3,029
Axon Enterprise Inc (2)	37	6,476
AZZ Inc	50	2,660
BlueLinx Holdings Inc (2)	11	538
Boise Cascade Co	254	13,711
Builders FirstSource Inc (2)	96	4,967
ChargePoint Holdings Inc (2)	18	360
Comfort Systems USA Inc	6	428
Costamare Inc	25	387
Covenant Logistics Group Inc (2)	66	1,825
CSX Corp	735	21,859
Cummins Inc	319	71,635
Donaldson Co Inc	75	4,306
Dover Corp	749	116,470
Eaton Corp PLC	97	14,483
EMCOR Group Inc	269	31,037
Emerson Electric Co	328	30,898
Encore Wire Corp	75	7,112
EnerSys	55	4,094
Expeditors International of Washington Inc	703	83,748
FedEx Corp	55	12,061
Genco Shipping & Trading Ltd	73	1,469
Generac Holdings Inc (2)	71	29,016
General Dynamics Corp	155	30,385
GMS Inc (2)	43	1,883
Graco Inc	171	11,965

GrafTech International Ltd	198	2,043
Herc Holdings Inc	27	4,413
Herman Miller Inc	64	2,410
Hertz Global Holdings Inc (2)	12	106
Hillenbrand Inc	58	2,474
Huntington Ingalls Industries Inc	186	35,909
Karat Packaging Inc (2)	15	315
Korn Ferry	1	72
Manitowoc Co Inc/The (2)	112	2,399
ManpowerGroup Inc	287	31,076
Matson Inc	48	3,874
Mesa Air Group Inc (2)	318	2,436
Miller Industries Inc/TN	174	5,923
Mueller Industries Inc	360	14,796
MYR Group Inc (2)	10	995
National Presto Industries Inc	16	1,313
NL Industries Inc	11	63
nVent Electric PLC	115	3,718
Oshkosh Corp	87	8,906
Owens Corning	89	7,610
Plug Power Inc (2)	59	1,507
Primoris Services Corp	614	15,037
Quad/Graphics Inc (2)	290	1,233
Quanta Services Inc	1,014	115,413
Regal Rexnord Corp	180	27,061
Resideo Technologies Inc (2)	67	1,661
REV Group Inc	64	1,098
Rush Enterprises Inc	196	8,851
Ryder System Inc	233	19,271
Saia Inc (2)	7	1,666
Shyft Group Inc/The	78	2,965
SkyWest Inc (2)	134	6,612
Steelcase Inc	132	1,674
Terex Corp	194	8,167
Textainer Group Holdings Ltd (2)	54	1,885
Textron Inc	574	40,071
Titan International Inc (2)	43	308
Titan Machinery Inc (2)	4	104
Triton International Ltd	119	6,193
TrueBlue Inc (2)	36	975
Union Pacific Corp	82	16,073
United Parcel Service Inc	217	39,516
Valmont Industries Inc	73	17,164
Vectrus Inc (2)	46	2,313
Veritiv Corp (2)	6	537
WESCO International Inc (2)	42	4,843
Yellow Corp (2)	106	599

		1,091,037

Information Technology - 9.5%
3D Systems Corp (2)	34	937
Accenture PLC	83	26,553
ACI Worldwide Inc (2)	312	9,588
Adobe Inc (2)	264	151,990
ADTRAN Inc	65	1,219
Alliance Data Systems Corp	55	5,549
American Software Inc/GA	94	2,233
Amkor Technology Inc	123	3,069
Apple Inc	4,386	620,619
Applied Materials Inc	1,110	142,890
Arrow Electronics Inc (2)	349	39,189
Autodesk Inc (2)	115	32,795
Aviat Networks Inc (2)	3	99
Avid Technology Inc (2)	1	29
Avnet Inc	503	18,596
Bill.com Holdings Inc (2)	25	6,674

Box Inc (2)	267	6,320
Broadcom Inc	143	69,345
Cadence Design Systems Inc (2)	22	3,332
Calix Inc (2)	79	3,905
Cambium Networks Corp (2)	13	470
CDK Global Inc	870	37,019
CDW Corp/DE	139	25,301
ChannelAdvisor Corp (2)	155	3,911
Cisco Systems Inc/Delaware	2,311	125,788
Cloudflare Inc (2)	106	11,941
Cognizant Technology Solutions Corp	601	44,600
CommScope Holding Co Inc (2)	226	3,071
CommVault Systems Inc (2)	400	30,124
Concentrix Corp	48	8,496
Conduent Inc (2)	454	2,992
Corning Inc	577	21,055
Crowdstrike Holdings Inc (2)	62	15,238
Diebold Nixdorf Inc (2)	58	586
Dolby Laboratories Inc	541	47,608
DXC Technology Co (2)	183	6,151
Dynatrace Inc (2)	71	5,039
Ebix Inc	10	269
EPAM Systems Inc (2)	133	75,874
Extreme Networks Inc (2)	85	837
Fortinet Inc (2)	143	41,762
Hewlett Packard Enterprise Co	643	9,163
HP Inc	2,272	62,162
HubSpot Inc (2)	8	5,409
Intel Corp	2,667	142,098
International Business Machines Corp	1,117	155,185
Intuit Inc	286	154,300
Jabil Inc	544	31,753
Kimball Electronics Inc (2)	50	1,289
Kulicke & Soffa Industries Inc	60	3,497
Manhattan Associates Inc (2)	163	24,944
Marathon Digital Holdings Inc (2)	51	1,611
Mastercard Inc	63	21,904
McAfee Corp	553	12,227
Micron Technology Inc	392	27,824
Microsoft Corp	2,957	833,634
MicroVision Inc (2)	152	1,680
MoneyGram International Inc (2)	20	160
MongoDB Inc (2)	10	4,715
Monolithic Power Systems Inc	14	6,786
NCR Corp (2)	187	7,248
NortonLifeLock Inc	657	16,622
NVIDIA Corp	918	190,173
NXP Semiconductors NV	9	1,763
Okta Inc (2)	15	3,560
ON Semiconductor Corp (2)	31	1,419
Oracle Corp	998	86,956
Perficient Inc (2)	33	3,818
Plantronics Inc (2)	9	231
Priority Technology Holdings Inc (2)	59	394
Progress Software Corp	257	12,642
PTC Inc (2)	129	15,453
Qorvo Inc (2)	170	28,422
QUALCOMM Inc	1,259	162,386
Rimini Street Inc (2)	68	656
Riot Blockchain Inc (2)	70	1,799
salesforce.com Inc (2)	322	87,333
ScanSource Inc (2)	26	905

SecureWorks Corp (2)	53	1,054
SiTime Corp (2)	4	817
Sonim Technologies Inc (2)	19	51
Sprout Social Inc (2)	2	244
SS&C Technologies Holdings Inc	1,519	105,419
StarTek Inc (2)	131	722
Stratasys Ltd (2)	70	1,506
Synopsys Inc (2)	252	75,451
Teradata Corp (2)	100	5,735
TESSCO Technologies Inc (2)	18	100
Texas Instruments Inc	516	99,180
Trade Desk Inc/The (2)	148	10,404
TTEC Holdings Inc	19	1,777
Ultra Clean Holdings Inc (2)	27	1,150
Viant Technology Inc (2)	160	1,955
Visa Inc	345	76,849
Workday Inc (2)	8	1,999
Workiva Inc (2)	13	1,832
Xperi Holding Corp	268	5,049
Zebra Technologies Corp (2)	46	23,709
Zscaler Inc (2)	1	262

		4,190,449

Materials - 0.7%
AdvanSix Inc	77	3,061
Alcoa Corp	21	1,028
Amyris Inc (2)	40	549
Avery Dennison Corp	239	49,523
Avient Corp	56	2,596
Celanese Corp	69	10,394
Chemours Co/The	168	4,882
Cleveland-Cliffs Inc (2)	133	2,635
Dow Inc	312	17,959
Element Solutions Inc	50	1,084
Flotek Industries Inc (2)	207	261
Freeport-McMoRan Inc	333	10,832
Hawkins Inc	19	663
Intrepid Potash Inc (2)	11	340
Koppers Holdings Inc (2)	94	2,938
Louisiana-Pacific Corp	204	12,519
LyondellBasell Industries NV	181	16,987
Mosaic Co/The	179	6,394
Newmont Corp	1,433	77,812
Nucor Corp	168	16,546
O-I Glass Inc (2)	57	813
Olin Corp	119	5,742
Rayonier Advanced Materials Inc (2)	45	338
Reliance Steel & Aluminum Co	199	28,342
Ryerson Holding Corp	34	757
Steel Dynamics Inc	93	5,439
SunCoke Energy Inc	38	239
Trinseo SA	38	2,051
Tronox Holdings PLC	77	1,898
United States Steel Corp	76	1,670

		286,292

Real Estate Investment Trust - 1.1%
Altisource Portfolio Solutions SA (2)	180	1,778
American Homes 4 Rent	417	15,896
American Tower Corp	232	61,575
Ashford Hospitality Trust Inc (2)	39	574
Camden Property Trust	83	12,240
CareTrust REIT Inc	275	5,588
CatchMark Timber Trust Inc	326	3,870
CBL & Associates Properties Inc (2)	792	146
CorEnergy Infrastructure Trust Inc	289	1,280
Corporate Office Properties Trust	406	10,954
CubeSmart	825	39,971
DiamondRock Hospitality Co (2)	51	482
EastGroup Properties Inc	80	13,330
Essential Properties Realty Trust Inc	19	530
Extra Space Storage Inc	302	50,733
Healthcare Trust of America Inc	664	19,694
Host Hotels & Resorts Inc (2)	23	376
Lamar Advertising Co	660	74,877
Life Storage Inc	14	1,606
Maui Land & Pineapple Co Inc (2)	8	83
Mid-America Apartment Communities Inc	59	11,018
National Health Investors Inc	144	7,704
National Storage Affiliates Trust	1,323	69,841
Omega Healthcare Investors Inc	10	300
PotlatchDeltic Corp	60	3,095
Public Storage	197	58,529
RAIT Financial Trust (2)(6)	287	0
SL Green Realty Corp	146	10,343
Spirit MTA REIT Liquidating Trust (2)(6)(8)	385	0
Stratus Properties Inc (2)	29	938
Tanger Factory Outlet Centers Inc	8	130
Trinity Place Holdings Inc (2)	331	649
Universal Health Realty Income Trust	81	4,477
Weyerhaeuser Co	368	13,090

		495,697

Utilities - 0.6%
AES Corp/The	246	5,616
Duke Energy Corp	419	40,890
Evergy Inc	1,871	116,377
FirstEnergy Corp	1,449	51,613
MDU Resources Group Inc	944	28,008
Portland General Electric Co	292	13,721
UGI Corp	462	19,690

		275,915

Total Common Stocks (United States)	(Cost	$10,882,239)	14,934,441

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		81	2,542

Total Preferred Stock (United States)	(Cost	$2,025)	2,542

Warrants (United States) - 0.0%

Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		2	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		1	0
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		4	23
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		12	86
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		9	65

Total Warrants (United States)	(Cost	$65)	174

Registered Investment Companies - 13.3%

U.S. Fixed Income - 4.4%
Baird Core Plus Bond Fund - Class I	9,304	110,062
Dodge & Cox Income Fund	8,870	126,670
DoubleLine Total Return Bond Fund - Class I	13,833	145,241
Frost Total Return Bond Fund - Class I	17,717	182,842
Guggenheim Total Return Bond Fund - Class I	2,094	60,654
iShares 0-5 Year High Yield Corporate Bond ETF (9)	2,770	126,589
Lord Abbett High Yield Fund - Class I	19,344	147,018
PGIM Total Return Bond Fund - Class R6	5,302	59,964
Pioneer Bond Fund - Class K	13,147	132,658
Segall Bryant & Hamill Plus Bond Fund - Class I	13,692	148,969
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)	5,401	147,933
Vanguard Short-Term Bond ETF (9)	6,426	526,546

		1,915,146

International Equity - 8.9%
iShares Core MSCI EAFE ETF (9)	42,298	3,140,627
iShares Core MSCI Emerging Markets ETF (9)	12,312	760,389

		3,901,016

Total Registered Investment Companies	(Cost	$4,595,045)	5,816,162

Money Market Registered Investment Companies - 38.4%

Meeder Institutional Prime Money Market Fund, 0.05% (3)		16,879,715	16,883,090

Total Money Market Registered Investment Companies	(Cost	$16,879,012)	16,883,090

Bank Obligations - 1.7%

First Merchants Bank Deposit Account, 0.30%, 10/1/2021 (4)		248,907	248,907
Metro City Bank Deposit Account, 0.10%, 10/1/2021 (4)		248,408	248,408
Pacific Mercantile Bank Deposit Account, 0.10%, 10/1/2021 (4)		247,010	247,010

Total Bank Obligations	(Cost	$744,325)	744,325

U.S. Government Obligations - 4.7%

U.S. Treasury Bill, 0.03%, 12/30/2021		2,080,000	2,079,805

Total U.S. Government Obligations	(Cost	$2,079,831)	2,079,805

Total Investments - 92.1%	(Cost	$35,182,542)	40,460,539

Other Assets less Liabilities - 7.9%			3,482,431

Total Net Assets - 100.0%			43,942,970

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,793	24,833
Meeder Dynamic Allocation Fund - Retail Class		4,586	68,194
Meeder Muirfield Fund - Retail Class		2,125	19,656
Meeder Conservative Allocation Fund - Retail Class		521	12,738

Total Trustee Deferred Compensation	(Cost	$92,706)	125,421

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(1)	12/17/2021	(263,320)	5,055
Mini MSCI EAFE Index Futures	91	12/17/2021	10,314,850	(450,070)
Mini MSCI Emerging Markets Index Futures	33	12/17/2021	2,055,240	(71,294)
Standard & Poors 500 Mini Futures	4	12/17/2021	859,550	(22,803)

Total Futures Contracts	127		12,966,320	(539,112)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$37,636,409	$(539,112)
Level 2 - Other Significant Observable Inputs	2,824,130	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$40,460,539	$(539,112)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock. Dividend rate unknown.

(8)	Expiration date unknown.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.